Regulatory Assets and Liabilities - Schedule of Regulatory Assets and Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Regulatory assets:
Total regulatory assets	$ 3,095	$ 3,182
Less: current portion	(46)	(37)
Regulatory assets	3,049	3,145
Regulatory liabilities:
Total regulatory liabilities	185	209
Less: current portion	(57)	0
Regulatory liabilities	128	209
Deferred Income Tax Charge [Member]
Regulatory assets:
Total regulatory assets	1,762	1,587
Pension Benefit Regulatory Asset [Member]
Regulatory assets:
Total regulatory assets	981	900
Post-Retirement and Post-Employment Benefits [Member]
Regulatory assets:
Total regulatory assets	36	243
Environmental [Member]
Regulatory assets:
Total regulatory assets	196	204
Share-Based Compensation [Member]
Regulatory assets:
Total regulatory assets	40	31
Debt Premium [Member]
Regulatory assets:
Total regulatory assets	27	32
Foregone Revenue Deferral [Member]
Regulatory assets:
Total regulatory assets	23	0
Distribution System Code Exemption [Member]
Regulatory assets:
Total regulatory assets	10	10
B2M LP Start-Up Costs [Member]
Regulatory assets:
Total regulatory assets	4	5
Retail Settlement Variance Account [Member]
Regulatory assets:
Total regulatory assets	0	145
2015 - 2017 Rate Rider [Member]
Regulatory assets:
Total regulatory assets	0	7
Pension Cost Variance [Member]
Regulatory assets:
Total regulatory assets	0	4
Other Regulatory Assets [Member]
Regulatory assets:
Total regulatory assets	16	14
Green Energy Expenditure Variance [Member]
Regulatory liabilities:
Total regulatory liabilities	60	69
External Revenue Variance [Member]
Regulatory liabilities:
Total regulatory liabilities	46	64
CDM Deferral Variance [Member]
Regulatory liabilities:
Total regulatory liabilities	28	54
Pension Cost Variance [Member]
Regulatory liabilities:
Total regulatory liabilities	23	0
2015 - 2017 Rate Rider [Member]
Regulatory liabilities:
Total regulatory liabilities	6	0
Deferred Income Tax Regulatory Liability [Member]
Regulatory liabilities:
Total regulatory liabilities	5	4
Other Regulatory Liabilities [Member]
Regulatory liabilities:
Total regulatory liabilities	$ 17	$ 18